Note 16 - Related Party Transactions (Details Textual) $ / shares in Units, $ in Millions				3 Months Ended	12 Months Ended
	May 08, 2024 AUD ($) $ / shares shares	May 27, 2022 $ / shares shares	Mar. 25, 2020 $ / shares	Mar. 31, 2024 $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares
Entitlement Offer, Value | $	$ 10
Entitlement Offer, Existing CDIs Per New CDI Issued	3.47
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares	$ 0.2
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Shares Issued upon Exercise	1				1
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	13,849,567				0	0
Percentage of Underwritten Amount	5.00%
Shares exercised and issued (in shares)					2,364,666	0
Weighted average exercise price (in AUD per Share) | $ / shares					$ 0.2	$ 0
Non-executive Chairman of the Company [Member]
Related Party Transaction, Ownership Percentage of the Company						29.00%
Mr. Sharman and Associates [Member] | Unlisted Options [Member]
Shares exercised and issued (in shares)				1,364,666
Weighted average exercise price (in AUD per Share) | $ / shares				$ 0.2
Viburnum Funds Pty Ltd [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period (in shares)	29,289,424
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross					97,182,901	0
Viburnum Funds Pty Ltd [Member] | Unlisted Options [Member]
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares		$ 0.57
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross		1,000,000
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Vested in Period, Weighted Average Exercise Price (in AUD per Share) | $ / shares			$ 0.2